Document and Entity Information	May 20, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	May 20, 2021
Entity Registrant Name	PROVIDENT BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39090
Entity Tax Identification Number	84-4132422
Entity Address, Address Line One	5 Market Street
Entity Address, City or Town	Amesbury
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01913
City Area Code	978
Local Phone Number	834-8555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PVBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001778784
Amendment Flag	true
Amendment Description	On May 20, 2021, Provident Bancorp, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing voting results at the Company’s Annual Meeting of Shareholders held on May 20, 2021. The sole purpose of this amendment is to disclose, in accordance with Item 5.07(d) on Form 8-K, the Company’s decision as to how frequently the Company will conduct future shareholder advisory votes regarding named executive officer compensation. No changes are being made to the Original 8-K other than to add the disclosure set forth in this amendment.